OPERATING COSTS BY NATURE - Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Cost of inventory	$ 242,998	$ 250,506
Depletion, depreciation and amortization	102,416	75,569
Moratorium (settlement) / export duty accrued (note 13)	(4,303)	1,512
(Recovery) write down of inventory provision (note 7)	(5,710)	3,701
Restructuring costs	109	5,692
Cost of sales	$ 335,510	$ 336,980